Right-of-use asset and lease liability (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Lease liabilities	R$ 273,756	R$ 212,734	R$ 138,361
Lease liabilities, percent	17.97%
Right to use assets	R$ 261,380	204,056
Right to use assets, percent	13.06%
Financial expense, percent	23.11%
Depreciation expense	R$ (64,666)	R$ (49,748)
Depreciation expense, percent	8.26%
At cost or in accordance with IFRS 16 within fair value model [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	R$ 273,756
Right to use assets	261,380
Financial expense	20,356
Depreciation expense	64,666
Inflation Projected Balance [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	322,949
Right to use assets	295,521
Financial expense	25,061
Depreciation expense	R$ 70,005